STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Equity loss from investment in Linn Energy, LLC	$ (1,181,604)	$ (1,964,999)	$ (244,189)
General and administrative expenses	(3,445)	(2,818)	(42,089)
Gain (loss) on transfer of Berry	0	13,673	(718,249)
Loss before income taxes	(1,185,049)	(1,954,144)	(1,004,527)
Income tax benefit	10,623	734,684	92,080
Net loss	$ (1,174,426)	$ (1,219,460)	$ (912,447)
Net loss per share, basic and diluted	$ (9.14)	$ (9.49)	$ (23.46)
Weighted average shares outstanding	128,544	128,526	38,896
Dividends declared per share	$ 0.938	$ 2.90	$ 2.88